CONCESSIONS PAYABLE - Summary of Concessions Payable (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Concessions Payable And Judicial Deposits [line items]
Concessions payable	R$ 3,565,373	R$ 3,351,410
Current	250,971	256,759
Non-current	3,314,402	3,094,651
Disputed lease and concession [member]
Disclosure of Concessions Payable And Judicial Deposits [line items]
Concessions payable	2,206,945	1,957,149
Disputed lease and concession [member] | Rumo Malha Oeste S.A. [member]
Disclosure of Concessions Payable And Judicial Deposits [line items]
Concessions payable	2,206,945	1,957,149
Lease Installment [Member]
Disclosure of Concessions Payable And Judicial Deposits [line items]
Concessions payable	1,067,256	1,138,076
Lease Installment [Member] | Rumo Malha Paulista S.A. [member]
Disclosure of Concessions Payable And Judicial Deposits [line items]
Concessions payable	1,067,256	1,138,076
Concessions and Grants [Member]
Disclosure of Concessions Payable And Judicial Deposits [line items]
Concessions payable	291,172	256,185
Concessions and Grants [Member] | Rumo Malha Paulista S.A. [member]
Disclosure of Concessions Payable And Judicial Deposits [line items]
Concessions payable	190,282	156,497
Concessions and Grants [Member] | Rumo Malha Sul S.A. [member]
Disclosure of Concessions Payable And Judicial Deposits [line items]
Concessions payable	76,191	81,112
Concessions and Grants [Member] | Rumo Malha Central S A [member]
Disclosure of Concessions Payable And Judicial Deposits [line items]
Concessions payable	R$ 24,699	R$ 18,576